Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2016
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplemental Guarantor Information
The 2022 Senior Notes, the 2023 Senior Notes and the 2024 Senior Notes are, and, prior to being redeemed in full, the 2019 Senior Notes were, guaranteed by Parent and each of CDW LLC’s direct and indirect, 100% owned, domestic subsidiaries (the “Guarantor Subsidiaries”). All guarantees by Parent and the Guarantor Subsidiaries are and were joint and several, and full and unconditional; provided that guarantees by the Guarantor Subsidiaries (i) are subject to certain customary release provisions contained in the indentures governing the 2022 Senior Notes, the 2023 Senior Notes and the 2024 Senior Notes and (ii) were subject to certain customary release provisions contained in the indentures governing the 2019 Senior Notes until such indentures were satisfied and discharged in the first quarter of 2015. CDW LLC's 100% owned foreign subsidiaries, CDW International Holdings Limited, which is comprised of CDW UK and Canada (together the “Non-Guarantor Subsidiaries”), do not guarantee the debt obligations. CDW LLC and CDW Finance Corporation, as co-issuers, are 100% owned by Parent and each of the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries are, directly or indirectly, 100% owned by CDW LLC.
The following tables set forth Condensed Consolidating Balance Sheets as of December 31, 2016 and 2015, Consolidating Statements of Operations for the years ended December 31, 2016, 2015 and 2014, Condensed Consolidating Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014, and Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014, in accordance with Rule 3-10 of Regulation S-X. The consolidating financial information includes the accounts of CDW Corporation (the “Parent Guarantor”), which has no independent assets or operations, the accounts of CDW LLC (the “Subsidiary Issuer”), the combined accounts of the Guarantor Subsidiaries, the combined accounts of the Non-Guarantor Subsidiaries, and the accounts of CDW Finance Corporation (the “Co-Issuer”) for the periods indicated. The information was prepared on the same basis as the Company’s Consolidated Financial Statements.
Condensed Consolidating Balance Sheet

December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$222.7	$3.1	$37.9	$—	$—	$263.7
Accounts receivable, net	—	—	1,904.9	263.7	—	—	2,168.6
Merchandise inventory	—	—	390.6	61.4	—	—	452.0
Miscellaneous receivables	—	92.6	130.1	12.2	—	—	234.9
Prepaid expenses and other	—	14.3	69.0	35.6	—	—	118.9
Total current assets	—	329.6	2,497.7	410.8	—	—	3,238.1
Property and equipment, net	—	105.6	49.3	8.8	—	—	163.7
Goodwill	—	751.8	1,439.0	264.2	—	—	2,455.0
Other intangible assets, net	—	291.5	565.1	199.0	—	—	1,055.6
Other assets	3.2	19.4	248.2	1.5	—	(236.3)	36.0
Investment in and advances to subsidiaries	1,042.3	3,026.5	—	—	—	(4,068.8)	—
Total Assets	$1,045.5	$4,524.4	$4,799.3	$884.3	$—	$(4,305.1)	$6,948.4
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$25.9	$895.3	$151.7	$—	$—	$1,072.9
Accounts payable-inventory financing	—	1.2	559.5	19.7	—	—	580.4
Current maturities of long-term debt	—	14.9	3.6	—	—	—	18.5
Deferred revenue	—	—	100.8	71.8	—	—	172.6
Accrued expenses	—	173.9	214.8	47.7	—	(0.1)	436.3
Total current liabilities	—	215.9	1,774.0	290.9	—	(0.1)	2,280.7
Long-term liabilities:
Debt	—	3,136.3	12.1	67.5	—	—	3,215.9
Deferred income taxes	—	99.1	205.4	67.9	—	(3.2)	369.2
Other liabilities	—	30.8	3.6	235.7	—	(233.0)	37.1
Total long-term liabilities	—	3,266.2	221.1	371.1	—	(236.2)	3,622.2
Total stockholders’ equity	1,045.5	1,042.3	2,804.2	222.3	—	(4,068.8)	1,045.5
Total Liabilities and Stockholders’ Equity	$1,045.5	$4,524.4	$4,799.3	$884.3	$—	$(4,305.1)	$6,948.4

Condensed Consolidating Balance Sheet

December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$45.1	$—	$31.9	$—	$(39.4)	$37.6
Accounts receivable, net	—	—	1,788.6	228.8	—	—	2,017.4
Merchandise inventory	—	—	340.3	52.8	—	—	393.1
Miscellaneous receivables	—	83.7	90.1	24.6	—	—	198.4
Prepaid expenses and other	—	13.0	50.4	84.0	—	(3.1)	144.3
Total current assets	—	141.8	2,269.4	422.1	—	(42.5)	2,790.8
Property and equipment, net	—	110.0	54.1	11.3	—	—	175.4
Goodwill	—	751.8	1,439.0	309.6	—	—	2,500.4
Other intangible assets, net	—	306.0	704.9	265.5	—	—	1,276.4
Other assets	3.8	17.3	263.0	3.0	—	(274.8)	12.3
Investment in and advances to subsidiaries	1,092.1	3,302.0	—	—	—	(4,394.1)	—
Total Assets	$1,095.9	$4,628.9	$4,730.4	$1,011.5	$—	$(4,711.4)	$6,755.3
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$31.0	$727.4	$147.5	$—	$(39.4)	$866.5
Accounts payable-inventory financing	—	—	428.4	11.4	—	(0.2)	439.6
Current maturities of long-term debt	—	15.4	—	11.8	—	—	27.2
Deferred revenue	—	—	77.4	74.5	—	—	151.9
Accrued expenses	—	156.0	190.9	58.6	—	(3.4)	402.1
Total current liabilities	—	202.4	1,424.1	303.8	—	(43.0)	1,887.3
Long-term liabilities:
Debt	—	3,156.5	—	76.0	—	—	3,232.5
Deferred income taxes	—	117.3	272.8	83.4	—	(3.9)	469.6
Other liabilities	—	60.7	2.9	276.8	—	(270.4)	70.0
Total long-term liabilities	—	3,334.5	275.7	436.2	—	(274.3)	3,772.1
Total stockholders’ equity	1,095.9	1,092.0	3,030.6	271.5	—	(4,394.1)	1,095.9
Total Liabilities and Stockholders’ Equity	$1,095.9	$4,628.9	$4,730.4	$1,011.5	$—	$(4,711.4)	$6,755.3

Consolidating Statement of Operations

Year Ended December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$12,619.3	$1,362.6	$—	$—	$13,981.9
Cost of sales	—	—	10,514.4	1,140.3	—	—	11,654.7
Gross profit	—	—	2,104.9	222.3	—	—	2,327.2
Selling and administrative expenses	—	114.8	1,057.4	172.9	—	—	1,345.1
Advertising expense	—	—	157.2	5.7	—	—	162.9
Income (loss) from operations	—	(114.8)	890.3	43.7	—	—	819.2
Interest (expense) income, net	—	(145.8)	6.7	(7.4)	—	—	(146.5)
Net loss on extinguishments of long-term debt	—	(2.1)	—	—	—	—	(2.1)
Other income (expense), net	—	0.2	1.0	0.6	—	—	1.8
Income (loss) before income taxes	—	(262.5)	898.0	36.9	—	—	672.4
Income tax benefit (expense)	—	79.9	(319.9)	(8.0)	—	—	(248.0)
Income (loss) before equity in earnings of subsidiaries	—	(182.6)	578.1	28.9	—	—	424.4
Equity in earnings of subsidiaries	424.4	607.0	—	—	—	(1,031.4)	—
Net income	$424.4	$424.4	$578.1	$28.9	$—	$(1,031.4)	$424.4

Consolidating Statement of Operations

Year Ended December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$12,151.2	$837.5	$—	$—	$12,988.7
Cost of sales	—	—	10,158.6	714.3	—	—	10,872.9
Gross profit	—	—	1,992.6	123.2	—	—	2,115.8
Selling and administrative expenses	—	114.5	1,020.9	90.6	—	—	1,226.0
Advertising expense	—	—	143.2	4.6	—	—	147.8
(Loss) income from operations	—	(114.5)	828.5	28.0	—	—	742.0
Interest (expense) income, net	—	(158.3)	2.3	(3.5)	—	—	(159.5)
Net loss on extinguishments of long-term debt	—	(24.3)	—	—	—	—	(24.3)
Management fee	—	4.2	—	(4.2)	—	—	—
Gain on remeasurement of equity investment	—	—	—	98.1	—	—	98.1
Other (expense) income, net	—	(11.1)	1.6	0.2	—	—	(9.3)
(Loss) income before income taxes	—	(304.0)	832.4	118.6	—	—	647.0
Income tax benefit (expense)	—	103.3	(307.2)	(40.0)	—	—	(243.9)
(Loss) income before equity in earnings of subsidiaries	—	(200.7)	525.2	78.6	—	—	403.1
Equity in earnings of subsidiaries	403.1	603.8	—	—	—	(1,006.9)	—
Net income	$403.1	$403.1	$525.2	$78.6	$—	$(1,006.9)	$403.1

Consolidating Statement of Operations

Year Ended December 31, 2014
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$11,542.3	$532.2	$—	$—	$12,074.5
Cost of sales	—	—	9,684.9	468.3	—	—	10,153.2
Gross profit	—	—	1,857.4	63.9	—	—	1,921.3
Selling and administrative expenses	—	112.8	962.3	35.2	—	—	1,110.3
Advertising expense	—	—	134.0	4.0	—	—	138.0
(Loss) income from operations	—	(112.8)	761.1	24.7	—	—	673.0
Interest (expense) income, net	—	(197.7)	0.1	0.3	—	—	(197.3)
Net loss on extinguishments of long-term debt	—	(90.7)	—	—	—	—	(90.7)
Management fee	—	3.9	—	(3.9)	—	—	—
Other income, net	—	1.2	1.5	—	—	—	2.7
(Loss) income before income taxes	—	(396.1)	762.7	21.1	—	—	387.7
Income tax benefit (expense)	—	141.0	(278.1)	(5.7)	—	—	(142.8)
(Loss) income before equity in earnings of subsidiaries	—	(255.1)	484.6	15.4	—	—	244.9
Equity in earnings of subsidiaries	244.9	500.0	—	—	—	(744.9)	—
Net income	$244.9	$244.9	$484.6	$15.4	$—	$(744.9)	$244.9

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income (loss)	$345.9	$345.9	$578.1	$(49.6)	$—	$(874.4)	$345.9

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$358.6	$358.6	$525.2	$34.1	$—	$(917.9)	$358.6

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2014
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$234.6	$234.6	$484.6	$5.1	$—	$(724.3)	$234.6

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(158.5)	$695.5	$56.1	$—	$10.9	$604.0
Cash flows from investing activities:
Capital expenditures	—	(50.9)	(7.6)	(5.0)	—	—	(63.5)
Premium payments on interest rate cap agreements	—	(2.4)	—	—	—	—	(2.4)
Net cash used in investing activities	—	(53.3)	(7.6)	(5.0)	—	—	(65.9)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	329.6	—	9.2	—	—	338.8
Repayments of borrowings under revolving credit facility	—	(329.6)	—	(9.2)	—	—	(338.8)
Repayments of long-term debt	—	(15.2)	—	(5.4)	—	—	(20.6)
Proceeds from the issuance of long-term debt	—	1,483.0	—	—	—	—	1,483.0
Payments to extinguish long-term debt	—	(1,490.4)	—	—	—	—	(1,490.4)
Net change in other long-term obligation	—	—	15.7	—	—	—	15.7
Payment of debt financing costs	—	(4.5)	—	(1.4)	—	—	(5.9)
Net change in accounts payable-inventory financing	—	1.5	131.0	11.1	—	—	143.6
Proceeds from stock option exercises	—	7.4	—	—	—	—	7.4
Proceeds from Coworker stock purchase plan	—	9.3	—	—	—	—	9.3
Repurchases of common stock	(367.4)	—	—	—	—	—	(367.4)
Dividends	(78.7)	—	—	—	—	—	(78.7)
Principal payments under capital lease obligations	—	—	1.0	(1.6)	—	—	(0.6)
Repayment of intercompany loan	—	—	40.4	(40.4)	—	—	—
Distributions and advances from (to) affiliates	446.1	398.3	(872.9)	—	—	28.5	—
Net cash provided by (used in) financing activities	—	389.4	(684.8)	(37.7)	—	28.5	(304.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7.4)	—	—	(7.4)
Net increase (decrease) in cash and cash equivalents	—	177.6	3.1	6.0	—	39.4	226.1
Cash and cash equivalents – beginning of period	—	45.1	—	31.9	—	(39.4)	37.6
Cash and cash equivalents – end of period	$—	$222.7	$3.1	$37.9	$—	$—	$263.7

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$0.5	$(18.1)	$350.0	$27.9	$—	$(82.8)	$277.5
Cash flows from investing activities:
Capital expenditures	—	(75.4)	(11.6)	(3.1)	—	—	(90.1)
Acquisition of business, net of cash acquired	—	—	—	(263.8)	—	—	(263.8)
Premium payments on interest rate cap agreements	—	(0.5)	—	—	—	—	(0.5)
Net cash used in investing activities	—	(75.9)	(11.6)	(266.9)	—	—	(354.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	314.5	—	—	—	—	314.5
Repayments of borrowings under revolving credit facility	—	(314.5)	—	—	—	—	(314.5)
Repayments of long-term debt	—	(15.4)	—	(17.4)	—	—	(32.8)
Proceeds from issuance of long-term debt	—	525.0	—	—	—	—	525.0
Payments to extinguish long-term debt	—	(525.3)	—	—	—	—	(525.3)
Payment of debt financing costs	—	(6.8)	—	—	—	—	(6.8)
Net change in accounts payable-inventory financing	—	—	96.1	(0.2)	—	—	95.9
Proceeds from stock option exercises	—	2.4	—	—	—	—	2.4
Proceeds from Coworker stock purchase plan	—	8.7	—	—	—	—	8.7
Repurchases of common stock	(241.3)	—	—	—	—	—	(241.3)
Dividends paid	(52.9)	—	—	—	—	—	(52.9)
Excess tax benefits from equity-based compensation	—	0.6	—	—	—	—	0.6
Advances to/from affiliates	293.7	(196.5)	(434.5)	267.4	—	69.9	—
Net cash provided by (used in) financing activities	(0.5)	(207.3)	(338.4)	249.8	—	69.9	(226.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3.5)	—	—	(3.5)
Net increase (decrease) in cash and cash equivalents	—	(301.3)	—	7.3	—	(12.9)	(306.9)
Cash and cash equivalents – beginning of period	—	346.4	—	24.6	—	(26.5)	344.5
Cash and cash equivalents – end of period	$—	$45.1	$—	$31.9	$—	$(39.4)	$37.6

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(120.4)	$547.7	$11.8	$—	$(4.1)	$435.0
Cash flows from investing activities:
Capital expenditures	—	(47.9)	(7.1)	—	—	—	(55.0)
Payment for equity investments	—	(86.8)	—	—	—	—	(86.8)
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II	—	(20.9)	—	—	—	—	(20.9)
Premium payments on interest rate cap agreements	—	(2.1)	—	—	—	—	(2.1)
Net cash used in investing activities	—	(157.7)	(7.1)	—	—	—	(164.8)
Cash flows from financing activities:
Repayments of long-term debt	—	(15.4)	—	—	—	—	(15.4)
Proceeds from issuance of long-term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long-term debt	—	(1,299.0)	—	—	—	—	(1,299.0)
Payment of debt financing costs	—	(21.9)	—	—	—	—	(21.9)
Net change in accounts payable-inventory financing	—	—	75.5	—	—	—	75.5
Proceeds from stock option exercises	—	1.3	—	—	—	—	1.3
Proceeds from Coworker stock purchase plan	—	5.8	—	—	—	—	5.8
Dividends paid	(33.6)	—	—	—	—	—	(33.6)
Excess tax benefits from equity-based compensation	—	0.3	—	—	—	—	0.3
Advances to/from affiliates	33.6	581.9	(616.1)	0.6	—	—	—
Net cash provided by (used in) financing activities	—	428.0	(540.6)	0.6	—	—	(112.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1.8)	—	—	(1.8)
Net increase (decrease) in cash and cash equivalents	—	149.9	—	10.6	—	(4.1)	156.4
Cash and cash equivalents – beginning of period	—	196.5	—	14.0	—	(22.4)	188.1
Cash and cash equivalents – end of period	$—	$346.4	$—	$24.6	$—	$(26.5)	$344.5